Risk management - Structural Interest Rate Risk (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Structural interest rate risk
Total Balance Sheet Assets	$ 1,773,414	$ 1,407,320
Liabilities	(1,644,023)	(1,299,114)
Equity	(153,834)	(134,798)	$ (123,287)	$ (114,745)
Total Balance Sheet Liabilities	(1,837,914)	(1,467,548)
1 month
Structural interest rate risk
Total Balance Sheet Assets	298,025	244,549
Liabilities	(546,507)	(439,952)
3 months
Structural interest rate risk
Total Balance Sheet Assets	108,398	89,817
Liabilities	(50,841)	(64,357)
1 to 3 years
Structural interest rate risk
Total Balance Sheet Assets	409,848	318,438
Liabilities	(99,378)	(73,009)
3 to 5 years
Structural interest rate risk
Total Balance Sheet Assets	211,882	188,633
Liabilities	(102,491)	(41,277)
More than five years
Structural interest rate risk
Total Balance Sheet Assets	419,072	340,700
Liabilities	(195,188)	(115,839)
Total Shareholders' Equity Attributable to the Parent
Structural interest rate risk
Equity	(153,797)	(134,758)	(123,255)	$ (114,716)
Interest rate risk
Structural interest rate risk
Total Balance Sheet Assets	4,117,438	3,796,981	3,747,361
Total Balance Sheet Liabilities	(3,941,783)	(3,647,201)	(3,612,368)
Total Balance Sheet Gap	175,655	149,780	134,993
Total Off-Balance Sheet Gap	(27,858)	(27,704)	(5,070)
Interest rate risk | 1 month
Structural interest rate risk
Total Balance Sheet Assets	581,847	491,701	494,996
Total Balance Sheet Liabilities	(746,516)	(422,576)	(346,599)
Total Balance Sheet Gap	(164,669)	69,125	148,397
Total Off-Balance Sheet Gap	96,078	93,301	27,072
Total Structural Gap	(68,591)	162,426	175,469
Accumulated Gap	(68,591)	162,426	175,469
Interest rate risk | 3 months
Structural interest rate risk
Total Balance Sheet Assets	62,060	62,680	55,526
Total Balance Sheet Liabilities	(42,023)	(36,495)	(24,273)
Total Balance Sheet Gap	20,037	26,185	31,253
Total Off-Balance Sheet Gap	(518)	1,883	576
Total Structural Gap	19,519	28,068	31,829
Accumulated Gap	(49,072)	190,494	207,298
Interest rate risk | 6 months
Structural interest rate risk
Total Balance Sheet Assets	48,041	35,197	36,035
Total Balance Sheet Liabilities	(15,857)	(24,465)	(22,977)
Total Balance Sheet Gap	32,184	10,732	13,058
Total Off-Balance Sheet Gap	(7,124)	(85)	(1,096)
Total Structural Gap	25,060	10,647	11,962
Accumulated Gap	(24,012)	201,141	219,260
Interest rate risk | 6 - 12 months
Structural interest rate risk
Total Balance Sheet Assets	53,026	62,248	95,914
Total Balance Sheet Liabilities	(44,250)	(100,532)	(99,426)
Total Balance Sheet Gap	8,776	(38,284)	(3,512)
Total Off-Balance Sheet Gap	(1,257)	(3,869)	4,739
Total Structural Gap	7,519	(42,153)	1,227
Accumulated Gap	(16,493)	158,988	220,487
Interest rate risk | 1 to 3 years
Structural interest rate risk
Total Balance Sheet Assets	231,683	194,959	177,114
Total Balance Sheet Liabilities	(105,925)	(183,242)	(170,918)
Total Balance Sheet Gap	125,758	11,717	6,196
Total Off-Balance Sheet Gap	(16,773)	(20,620)	(5,802)
Total Structural Gap	108,985	(8,903)	394
Accumulated Gap	92,492	150,085	220,881
Interest rate risk | 3 to 5 years
Structural interest rate risk
Total Balance Sheet Assets	110,289	122,796	70,121
Total Balance Sheet Liabilities	(39,636)	(27,899)	(60,990)
Total Balance Sheet Gap	70,653	94,897	9,131
Total Off-Balance Sheet Gap	(20,744)	(14,927)	(3,267)
Total Structural Gap	49,909	79,970	5,864
Accumulated Gap	142,401	230,055	226,745
Interest rate risk | More than five years
Structural interest rate risk
Total Balance Sheet Assets	252,655	184,250	120,912
Total Balance Sheet Liabilities	(67,300)	(126,918)	(108,853)
Total Balance Sheet Gap	185,355	57,332	12,059
Total Off-Balance Sheet Gap	(77,053)	(83,290)	(27,293)
Total Structural Gap	108,302	(25,958)	(15,234)
Accumulated Gap	250,703	204,097	211,511
Interest rate risk | Not Sensitive
Structural interest rate risk
Total Balance Sheet Assets	2,777,837	2,643,150	2,696,742
Total Balance Sheet Liabilities	(2,880,277)	(2,725,072)	(2,778,333)
Total Balance Sheet Gap	(102,440)	(81,922)	(81,591)
Total Off-Balance Sheet Gap	(466)	(99)
Total Structural Gap	(102,906)	(82,021)	(81,591)
Accumulated Gap	147,797	122,076	129,920
Interest rate risk | Total Shareholders' Equity Attributable to the Parent
Structural interest rate risk
Equity	(158,338)	(138,381)	(125,813)
Interest rate risk | Total Shareholders' Equity Attributable to the Parent | Not Sensitive
Structural interest rate risk
Equity	(158,338)	(138,381)	(125,813)
Interest rate risk | Money Market
Structural interest rate risk
Liabilities	(415,269)	(211,629)	(114,421)
Interest rate risk | Money Market | 1 month
Structural interest rate risk
Liabilities	(136,167)	(105,227)	(27,386)
Interest rate risk | Money Market | 3 months
Structural interest rate risk
Liabilities	(25)	(591)	(89)
Interest rate risk | Money Market | 1 to 3 years
Structural interest rate risk
Liabilities	(35)
Interest rate risk | Money Market | Not Sensitive
Structural interest rate risk
Liabilities	(279,042)	(105,810)	(86,945)
Interest rate risk | Deposits
Structural interest rate risk
Liabilities	(712,440)	(631,480)	(636,907)
Interest rate risk | Deposits | 1 month
Structural interest rate risk
Liabilities	(538,576)	(238,192)	(253,774)
Interest rate risk | Deposits | 3 months
Structural interest rate risk
Liabilities	(28,189)	(25,728)	(17,801)
Interest rate risk | Deposits | 6 months
Structural interest rate risk
Liabilities	(7,546)	(14,968)	(12,984)
Interest rate risk | Deposits | 6 - 12 months
Structural interest rate risk
Liabilities	(38,605)	(89,071)	(91,065)
Interest rate risk | Deposits | 1 to 3 years
Structural interest rate risk
Liabilities	(40,318)	(145,780)	(156,158)
Interest rate risk | Deposits | More than five years
Structural interest rate risk
Liabilities	(59,206)	(117,741)	(105,126)
Interest rate risk | Long-Term Funding
Structural interest rate risk
Liabilities	(234,391)	(207,463)	(207,327)
Interest rate risk | Long-Term Funding | 1 month
Structural interest rate risk
Liabilities	(71,773)	(79,157)	(65,439)
Interest rate risk | Long-Term Funding | 3 months
Structural interest rate risk
Liabilities	(13,809)	(10,176)	(6,383)
Interest rate risk | Long-Term Funding | 6 months
Structural interest rate risk
Liabilities	(8,311)	(9,497)	(9,993)
Interest rate risk | Long-Term Funding | 6 - 12 months
Structural interest rate risk
Liabilities	(5,645)	(11,461)	(8,361)
Interest rate risk | Long-Term Funding | 1 to 3 years
Structural interest rate risk
Liabilities	(65,572)	(37,462)	(14,760)
Interest rate risk | Long-Term Funding | 3 to 5 years
Structural interest rate risk
Liabilities	(39,636)	(27,899)	(60,990)
Interest rate risk | Long-Term Funding | More than five years
Structural interest rate risk
Liabilities	(8,094)	(9,177)	(3,727)
Interest rate risk | Long-Term Funding | Not Sensitive
Structural interest rate risk
Liabilities	(21,552)	(22,633)	(37,675)
Interest rate risk | Other Liabilities
Structural interest rate risk
Liabilities	(2,421,345)	(2,458,248)	(2,527,900)
Interest rate risk | Other Liabilities | Not Sensitive
Structural interest rate risk
Liabilities	(2,421,345)	(2,458,248)	(2,527,900)
Interest rate risk | Money Market
Structural interest rate risk
Total Balance Sheet Assets	208,892	84,372	101,353
Interest rate risk | Money Market | 1 month
Structural interest rate risk
Total Balance Sheet Assets	97,682	33,396	35,304
Interest rate risk | Money Market | 3 months
Structural interest rate risk
Total Balance Sheet Assets	224	4,299
Interest rate risk | Money Market | 6 months
Structural interest rate risk
Total Balance Sheet Assets	10	1,714
Interest rate risk | Money Market | 6 - 12 months
Structural interest rate risk
Total Balance Sheet Assets		393
Interest rate risk | Money Market | 1 to 3 years
Structural interest rate risk
Total Balance Sheet Assets		29	52
Interest rate risk | Money Market | Not Sensitive
Structural interest rate risk
Total Balance Sheet Assets	110,976	44,540	65,997
Interest rate risk | Loans and advances
Structural interest rate risk
Total Balance Sheet Assets	842,579	828,076	789,010
Interest rate risk | Loans and advances | 1 month
Structural interest rate risk
Total Balance Sheet Assets	391,465	415,078	400,172
Interest rate risk | Loans and advances | 3 months
Structural interest rate risk
Total Balance Sheet Assets	51,416	48,155	44,475
Interest rate risk | Loans and advances | 6 months
Structural interest rate risk
Total Balance Sheet Assets	29,398	29,078	27,446
Interest rate risk | Loans and advances | 6 - 12 months
Structural interest rate risk
Total Balance Sheet Assets	40,954	54,722	51,727
Interest rate risk | Loans and advances | 1 to 3 years
Structural interest rate risk
Total Balance Sheet Assets	110,704	125,650	119,014
Interest rate risk | Loans and advances | 3 to 5 years
Structural interest rate risk
Total Balance Sheet Assets	59,480	60,560	56,923
Interest rate risk | Loans and advances | More than five years
Structural interest rate risk
Total Balance Sheet Assets	158,690	95,727	90,388
Interest rate risk | Loans and advances | Not Sensitive
Structural interest rate risk
Total Balance Sheet Assets	473	(895)	(1,135)
Interest rate risk | Intragroup
Structural interest rate risk
Total Balance Sheet Assets	2,324	2,391	(226)
Interest rate risk | Intragroup | Not Sensitive
Structural interest rate risk
Total Balance Sheet Assets	2,324	2,391	(226)
Interest rate risk | Securities
Structural interest rate risk
Total Balance Sheet Assets	612,958	399,818	351,755
Interest rate risk | Securities | 1 month
Structural interest rate risk
Total Balance Sheet Assets	92,700	43,227	59,520
Interest rate risk | Securities | 3 months
Structural interest rate risk
Total Balance Sheet Assets	10,420	10,226	11,051
Interest rate risk | Securities | 6 months
Structural interest rate risk
Total Balance Sheet Assets	18,633	4,405	8,589
Interest rate risk | Securities | 6 - 12 months
Structural interest rate risk
Total Balance Sheet Assets	12,072	7,133	44,187
Interest rate risk | Securities | 1 to 3 years
Structural interest rate risk
Total Balance Sheet Assets	120,979	69,280	58,048
Interest rate risk | Securities | 3 to 5 years
Structural interest rate risk
Total Balance Sheet Assets	50,809	62,236	13,198
Interest rate risk | Securities | More than five years
Structural interest rate risk
Total Balance Sheet Assets	93,965	88,523	30,524
Interest rate risk | Securities | Not Sensitive
Structural interest rate risk
Total Balance Sheet Assets	213,379	114,790	126,637
Interest rate risk | Permanent
Structural interest rate risk
Total Balance Sheet Assets	17,838	16,890	14,417
Interest rate risk | Permanent | Not Sensitive
Structural interest rate risk
Total Balance Sheet Assets	17,838	16,890	14,417
Interest rate risk | Other assets Member
Structural interest rate risk
Total Balance Sheet Assets	2,432,847	2,465,434	2,491,052
Interest rate risk | Other assets Member | Not Sensitive
Structural interest rate risk
Total Balance Sheet Assets	$ 2,432,847	$ 2,465,434	$ 2,491,052
Net interest income risk
Structural interest rate risk
Period covered by sensitivity analysis	1 year	1 year	1 year
Increase (decrease) in risk consumption due to reasonably possible increase in risk assumption	$ 350	$ 1,000	$ 700
Market value of equity
Structural interest rate risk
Increase (decrease) in risk consumption due to reasonably possible increase in risk assumption	$ 3,000	$ 3,700	$ 3,900